INCOME TAXES - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense - current:
Income tax expense - current	$ 19,899	$ 3,103	$ 6,028
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(2,395)	(166)	(904)
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	(4,082)	2,299	(2,239)
Total income tax expense	13,422	5,236	2,885
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	0	9	172
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(511)	(560)	(874)
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	(7,931)	(768)	(4,535)
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	5,650	2,342	2,359
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(1,327)	0	0
Income tax (benefit) expense - deferred:
Total income tax expense	5,650
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	11,613	528	48
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(450)	(4)	18
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	(154)	3,276	2,493
Philippine Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	4	5	1
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(157)	300	(62)
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	3,366	(258)	209
Philippine withholding tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,566	0	2,937
Cyprus Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	0	0	188
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	589	(578)	0
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	66	219	323
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	50	98	14
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	$ 48	$ 627	$ (406)